Average Annual Total Returns			12 Months Ended	50 Months Ended	60 Months Ended	95 Months Ended	109 Months Ended	119 Months Ended	120 Months Ended	134 Months Ended	145 Months Ended
		Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			(0.67%)		1.04%				1.63%		1.03%
Performance Inception Date		Dec. 14, 2012
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.40%)		(0.21%)				0.70%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.40%)		0.29%				0.87%
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			(0.77%)		1.04%			1.47%
Performance Inception Date		Jan. 23, 2015
Class C
Prospectus [Line Items]
Average Annual Return, Percent			(0.04%)		0.81%			1.13%
Performance Inception Date		Jan. 23, 2015
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			0.03%		0.80%			1.34%
Performance Inception Date		Jan. 23, 2015
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			1.63%		1.35%			1.50%
Performance Inception Date		Jan. 23, 2015
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			2.01%		1.75%			1.91%
Performance Inception Date		Jan. 23, 2015
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			1.82%		1.56%			1.72%
Performance Inception Date		Jan. 23, 2015
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			2.14%		1.83%			1.99%
Performance Inception Date		Jan. 23, 2015
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			2.21%		1.94%	2.28%
Performance Inception Date		Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			2.11%	(0.56%)
Performance Inception Date		Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			2.18%	(0.51%)
Performance Inception Date		Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			0.99%		0.80%			0.98%
Performance Inception Date		Jan. 23, 2015
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			1.11%		0.87%			1.02%
Performance Inception Date		Jan. 23, 2015
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			1.57%		1.29%			1.45%
Performance Inception Date		Jan. 23, 2015
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			1.91%		1.60%			1.75%
Performance Inception Date		Jan. 23, 2015
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			2.14%		1.88%			2.03%
Performance Inception Date		Jan. 23, 2015
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			2.20%		1.93%				2.27%	2.31%
Performance Inception Date		Nov. 01, 2013
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			1.32%		1.11%			1.36%
Performance Inception Date		Jan. 23, 2015
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			2.05%		1.78%		2.38%
Performance Inception Date		Nov. 20, 2015
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.43%	1.25%		(0.33%)				1.35%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.35%	1.84%		1.87%				2.24%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the “Previous Primary Benchmark”) to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.